Investments - Income Statement Information of Investments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Net Investment Income (Loss)	$ (1,381,178)	$ (2,472,005)	$ (5,580,324)
BHM I, LLC [Member]
Schedule of Investments [Line Items]
Investment Income (Loss)			2,258
Net Investment Income (Loss)	(3,875,220)	(6,707,413)	(6,908,153)
Total Trading Results	(31,114,859)	11,593,435	10,136,795
Net Income (Loss)	(34,990,079)	4,886,022	3,228,642
PGR Master Fund [Member]
Schedule of Investments [Line Items]
Investment Income (Loss)	4,505	1,816	12,279
Net Investment Income (Loss)	(63,701)	(92,435)	(134,731)
Total Trading Results	362,309	2,790,730	8,544,764
Net Income (Loss)	298,608	2,698,295	8,410,033
MB Master Fund [Member]
Schedule of Investments [Line Items]
Investment Income (Loss)	5,090	41,225	92,224
Net Investment Income (Loss)	(3,544,946)	(4,655,303)	(5,087,972)
Total Trading Results	(5,123,213)	7,309,353	14,221,096
Net Income (Loss)	(8,668,159)	2,654,050	9,133,124
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Schedule of Investments [Line Items]
Net Investment Income (Loss)	(6,556,425)	(7,335,422)	(11,411,946)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
Schedule of Investments [Line Items]
Investment Income (Loss)	1,120	7,048	28,776
Net Investment Income (Loss)	(39,750)	(72,105)	(89,483)
Total Trading Results	87,198	(545,462)	886,883
Net Income (Loss)	47,448	(617,567)	797,400
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR Master Fund [Member]
Schedule of Investments [Line Items]
Investment Income (Loss)	12,458
Net Investment Income (Loss)	(396,486)
Total Trading Results	2,605,734
Net Income (Loss)	2,209,248
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Schedule of Investments [Line Items]
Net Investment Income (Loss)	(1,081,006)	(1,026,701)	(1,460,841)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member]
Schedule of Investments [Line Items]
Investment Income (Loss)	12,853	6,641	9,306
Net Investment Income (Loss)	(86,844)	(154,743)	(66,302)
Total Trading Results	9,062,618	9,610,031	3,166,855
Net Income (Loss)	$ 8,975,774	9,455,288	3,100,553
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member]
Schedule of Investments [Line Items]
Investment Income (Loss)		3,785	25,093
Net Investment Income (Loss)		(159,030)	(281,565)
Total Trading Results		893,723	(5,175,049)
Net Income (Loss)		$ 734,693	$ (5,456,614)